CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Share premium	Shares to be issued	Accumulated deficits	Equity-settled employee benefits reserve	Translation reserves	Total
Beginning balance at Dec. 31, 2014	€ 16,048	€ 100,118		€ (87,041)	€ 6,744	€ (1,110)	€ 34,757
Beginning balance (in shares) at Dec. 31, 2014	160,476,620						160,476,620
Profit (Loss) for the year				(35,069)			€ (35,069)
Other comprehensive loss						(1,006)	(1,006)
Total comprehensive Income (Loss)				(35,069)		(1,006)	(36,075)
Issuance of shares	€ 1,682	13,073					14,755
Issuance of shares (in shares)	16,827,967
Transaction costs		(441)					(441)
Share-based compensation				2,108	(1,959)		149
Other					(1)	1
Ending balance at Dec. 31, 2015	€ 17,730	112,750		(120,002)	4,784	(2,117)	€ 13,145
Ending balance (in shares) at Dec. 31, 2015	177,304,587						177,304,587
Profit (Loss) for the year				3,801			€ 3,802
Other comprehensive loss						(327)	(327)
Total comprehensive Income (Loss)				3,801		(327)	3,475
Issuance of shares	€ 8,265	€ 59,596					67,861
Issuance of shares (in shares)	82,651,778	82,651,778
Transaction costs		€ (5,716)					(5,716)
Share-based compensation					914		914
Ending balance at Dec. 31, 2016	€ 25,996	166,630		(116,201)	5,698	(2,444)	€ 79,679
Ending balance (in shares) at Dec. 31, 2016	259,956,365						259,956,365
Profit (Loss) for the year				(74,826)			€ (74,826)
Total comprehensive Income (Loss)				(74,826)			(74,826)
Issuance of shares	€ 1,433	€ 11,180					12,613
Issuance of shares (in shares)	14,330,825	14,330,825
Transaction costs		€ (268)					(268)
Transaction with own shares				1,177			1,177
Share-based compensation					1,599		1,599
Shares pending to be issued			€ 1,396				1,396
Ending balance at Dec. 31, 2017	€ 27,429	€ 177,542	€ 1,396	€ (189,850)	€ 7,297	€ (2,444)	€ 21,370
Ending balance (in shares) at Dec. 31, 2017	274,287,190						274,287,190